Note 1 - Organization and Business and Financial Condition	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
   Organization, Business and Financial Condition

Nature of Business
In
October 2019,
we changed our name from Neuralstem, Inc. to Seneca Biopharma, Inc. Seneca Biopharma, Inc. and its subsidiary are referred to as “Seneca,” the “Company,” “us,” or “we” throughout this report. The operations of our wholly-owned and controlled subsidiary located in the People's Republic of China are consolidated in our condensed consolidated financial statements and all intercompany activity has been eliminated. The Company operates in one
business segment.

Seneca Biopharma, Inc., is a clinical-stage biopharmaceutical company developing novel treatments for diseases of high unmet medical need. The Company is in the process of transforming the organization through the acquisition and/or in-licensing of new science and technologies with the goal of developing and providing meaningful therapies for patients.

Consequently, the Company plans to wind down its pre-clinical and clinical programs while seeking to out-license or partner NSI-
566
(stem cell) and NSI-
189
(small molecule) for further development.

The Company was founded in
1997
and currently has laboratory and office space in Germantown, Maryland and laboratory facilities in the People's Republic of China. Our operations to date have primarily focused on developing business strategies, raising capital, research and development activities, and conducting pre-clinical testing and human clinical trials of our product candidates.

On
July 17, 2019,
we effected a
1
-for-
20
reverse stock split of our common stock. Stockholders' equity and all references to share and per share amounts in the accompanying unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the
1
-for-
20
reverse stock split for all periods presented.

Liquidity and Going Concern
The Company has incurred losses since its inception and has
not
demonstrated an ability to generate significant revenues from the sales of its therapies or services and has not
yet achieved profitable operations. There can be
no
assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and pre-clinical testing, and commercialization of our products will require significant additional financing. These factors create substantial doubt about the Company's ability to continue as a going concern beyond one
year after the date that the unaudited condensed consolidated financial statements are issued. The unaudited condensed consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position at
September 30, 2020,
our cash flow and cash usage forecasts for the period covering one
-year from the issuance date of this Quarterly Report filed on Form
10
-Q and our current capital structure including outstanding warrants and other equity-based instruments and our obligations and debts.

We expect that our existing cash and cash equivalents as of
September 30, 2020
will be sufficient to enable us to fund our anticipated level of operations based on our current operating plans for more than
12
months after this filing. However, we will require additional capital to execute our acquisition and/or in-licensing strategy as well as out-licensing initiatives and to fund our operations. We anticipate raising additional capital through the private and public sales of our equity or debt securities, collaborative arrangements, licensing agreements or a combination thereof. Although management believes that such capital sources will be available, there can be no
assurance that any such collaborative or licensing arrangements will be entered into or that financing will be available to us when needed in order to allow us to continue our operations, or if available, on terms acceptable to us. If we do not
raise sufficient capital in a timely manner, among other things, we may
be forced to license our potential products or technologies to third
parties on unfavorable terms or materially curtail our operations. We currently do not
have any commitments for future funding from any source.

Based upon our out-licensing strategy, we have greatly reduced our spending on the research, development, pre-clinical and clinical testing of our small molecule and stem cell product candidates and have increased our spending on the evaluation of new assets and technologies with the goal of acquisition and/or development.
No
assurance can be given that we will be successful in our out-licensing strategy or that we will be able to identify and acquire and/or in-license promising new assets or technologies.

Note
1.

Organization and Business and Financial Condition

Nature of Business
In
October 2019,
we changed our name from Neuralstem, Inc. to Seneca Biopharma, Inc. Seneca Biopharma, Inc. and its subsidiary are referred to as “Seneca,” the “Company,” “us,” or “we” throughout this report. The operations of our wholly-owned and controlled subsidiary located in the People's Republic of China are consolidated in our condensed consolidated financial statements and all intercompany activity has been eliminated. The Company operates in one
business segment.

Seneca Biopharma, Inc., is a clinical-stage biopharmaceutical company developing novel treatments for various diseases of high unmet medical need. The Company is in the process of transforming the organization through the acquisition or in-licensing of new science and technologies, to develop with the goal of providing meaningful therapies for patients.

On
October 31, 2019,
in furtherance of our in-licensing strategy, we announced that we had entered into a non-binding term sheet with Jiangsu QYuns Therapeutics Co., Ltd., (“QYuns”) for an exclusive license to certain of QYuns Therapeutics' assets, including a pipeline of cytokine-targeted monoclonal antibodies for the treatment of a range of auto-immune disease. Subsequently, on
January 10, 2020,
we disclosed that we were
not
able to reach a definitive licensing agreement with QYuns and accordingly, no
longer expected to complete this transaction.

In addition to the anticipated development of in-licensed or acquired technologies, the Company plans to continue to maintain NSI-
566
(stem cell) and NSI-
189
(small molecule) and related clinical programs and will seek to partner these assets for further development.

The Company was founded in
1997
and currently has laboratory and office space in Germantown, Maryland and laboratory facilities in the People's Republic of China. Our operations to date have primarily focused on developing business strategies, raising capital, research and development activities, and conducting pre-clinical testing and human clinical trials of our product candidates. The Company's operations will continue to be focused on development activities, including conducting pre-clinical testing and human clinical trials of novel product candidates that we may
in-license or acquire in the future.

On
July 17, 2019,
we effected a
1
-for-
20
reverse stock split of our common stock. Stockholders' equity and all references to share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the
1
-for-
20
reverse stock split for all periods presented.

Liquidity and Going Concern
The Company has incurred losses since its inception and has
not
demonstrated an ability to generate significant revenues from the sales of its therapies or services and have not
yet achieved profitable operations. There can be
no
assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and pre-clinical testing, and commercialization of our products will require significant additional financing. These factors create substantial doubt about the Company's ability to continue as a going concern within one
year after the date that the consolidated financial statements are issued. The consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.
Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position at
December 31, 2019,
our cash flow and cash usage forecasts for the period covering one
-year from the issuance date of this Annual Report filed on Form
10
-K and our current capital structure including outstanding warrants and other equity-based instruments and our obligations and debts.

We expect that our existing cash and cash equivalents as of
December 31, 2019,
along with the proceeds from our
January
inducement offer will be sufficient to enable us to fund our anticipated level of operations based on our current operating plans for more than
12
months after this filing. Accordingly, we will require additional capital to further develop our product candidates, conduct our pre
-clinical and clinical development programs and to fund our operations. We anticipate raising additional capital through the private and public sales of our equity or debt securities, collaborative arrangements, licensing agreements or a combination thereof. Although management believes that such capital sources will be available, there can be no
assurance that any such collaborative or licensing arrangements will be entered into or that financing will be available to us when needed in order to allow us to continue our operations, or if available, on terms acceptable to us. If we do not
raise sufficient capital in a timely manner, among other things, we may
be forced to delay, scale back or elimi
nate some or all of our research and product development programs, planned clinical trials, and/or our capital expenditures or to license our potential products or technologies to third
parties on unfavorable terms. We currently do
not
have any commitments for future funding from any source.

We have spent and will continue to spend substantial funds in the research, development, pre-clinical and clinical testing of our small molecule and stem cell product candidates and we anticipate spending additional funds to maintain these programs as we seek partners to further their clinical development. We have also begun spending funds on the evaluation and new assets and technologies with the goal of acquisition and development.
No
assurance can be given that (i) the FDA or any other regulatory agency will grant approval for us to market and sell our product candidates, (ii) if regulatory approval is granted, that we will ever be able to sell our proposed products or be profitable, or (iii) that we will be able to identify and acquire and/or in-license promising new assets or technologies.